UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2011






[LOGO OF USAA]
   USAA(R)




PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA BALANCED STRATEGY FUND
FEBRUARY 28, 2011





                                                                      (Form N-Q)

48471-0411                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA BALANCED STRATEGY FUND
February 28, 2011 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (59.9%)

             COMMON STOCKS (39.3%)

             CONSUMER DISCRETIONARY (4.6%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     3,900   Perry Ellis International, Inc.*                                                        $    113
    10,500   VF Corp.                                                                                   1,005
                                                                                                     --------
                                                                                                        1,118
                                                                                                     --------
             APPAREL RETAIL (0.8%)
    37,600   American Eagle Outfitters, Inc.                                                              577
     3,400   Brown Shoe Co., Inc.                                                                          53
     2,000   DSW, Inc. "A"*(a)                                                                             81
   108,500   Gap, Inc.                                                                                  2,445
    56,800   Hot Topic, Inc.                                                                              304
     5,300   Shoe Carnival, Inc.*                                                                         137
    13,300   Stage Stores, Inc.                                                                           232
    41,100   TJX Companies, Inc.                                                                        2,050
                                                                                                     --------
                                                                                                        5,879
                                                                                                     --------
             AUTO PARTS & EQUIPMENT (0.4%)
    32,800   Autoliv, Inc.                                                                              2,456
     8,400   Dana Holding Corp.*                                                                          159
     5,300   Standard Motor Products, Inc.                                                                 62
     6,200   TRW Automotive Holdings Corp.*                                                               352
                                                                                                     --------
                                                                                                        3,029
                                                                                                     --------
             AUTOMOTIVE RETAIL (0.0%)
     4,300   Pep Boys - Manny, Moe & Jack                                                                  54
                                                                                                     --------
             CABLE & SATELLITE (0.3%)
    81,700   Comcast Corp. "A"(b)                                                                       2,105
                                                                                                     --------
             CASINOS & GAMING (0.3%)
    17,400   Wynn Resorts Ltd.                                                                          2,139
                                                                                                     --------
             CATALOG RETAIL (0.0%)
    18,400   Liberty Media Corp. - Interactive "A"*                                                       295
                                                                                                     --------
             DEPARTMENT STORES (0.2%)
    39,600   Dillard's, Inc. "A"                                                                        1,677
                                                                                                     --------
             DISTRIBUTORS (0.0%)
     6,000   Core-Mark Holding Co., Inc.*                                                                 204
                                                                                                     --------
             EDUCATION SERVICES (0.3%)
    22,000   Apollo Group, Inc. "A"*                                                                      996
     1,900   Career Education Corp.*                                                                       46
    66,300   Corinthian Colleges, Inc.*(a)                                                                347
     2,700   DeVry, Inc.                                                                                  146
     3,700   ITT Educational Services, Inc.*                                                              281
                                                                                                     --------
                                                                                                        1,816
                                                                                                     --------

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1  | USAA Balanced Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             FOOTWEAR (0.0%)
     6,800   Timberland Co. "A"*                                                                     $    251
                                                                                                     --------
             GENERAL MERCHANDISE STORES (0.0%)
    35,500   Tuesday Morning Corp.*                                                                       166
                                                                                                     --------
             HOMEFURNISHING RETAIL (0.1%)
    13,500   Williams-Sonoma, Inc.                                                                        487
                                                                                                     --------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
     3,900   Marcus Corp.                                                                                  51
     5,100   Marriott International, Inc. "A"                                                             200
    25,100   Starwood Hotels & Resorts Worldwide, Inc.                                                  1,533
                                                                                                     --------
                                                                                                        1,784
                                                                                                     --------
             HOUSEWARES & SPECIALTIES (0.1%)
     5,400   Blyth, Inc.                                                                                  186
     4,500   Tupperware Brands Corp.                                                                      241
                                                                                                     --------
                                                                                                          427
                                                                                                     --------
             LEISURE FACILITIES (0.0%)
     8,600   International Speedway Corp. "A"                                                             238
                                                                                                     --------
             LEISURE PRODUCTS (0.1%)
    17,900   JAKKS Pacific, Inc.*                                                                         334
                                                                                                     --------
             MOVIES & ENTERTAINMENT (1.3%)
    59,500   AOL, Inc.*                                                                                 1,242
     3,600   Madison Square Garden, Inc. "A"*                                                             103
    79,800   Time Warner, Inc.                                                                          3,048
    38,100   Viacom, Inc. "B"                                                                           1,701
    83,100   Walt Disney Co.                                                                            3,635
                                                                                                     --------
                                                                                                        9,729
                                                                                                     --------
             PUBLISHING (0.0%)
     9,000   Dex One Corp.*                                                                                47
                                                                                                     --------
             RESTAURANTS (0.3%)
    20,800   Brinker International, Inc.                                                                  492
     9,400   Dominos Pizza, Inc.*                                                                         158
    17,200   McDonald's Corp.                                                                           1,302
     4,700   Ruby Tuesday, Inc.*                                                                           63
                                                                                                     --------
                                                                                                        2,015
                                                                                                     --------
             Total Consumer Discretionary                                                              33,794
                                                                                                     --------
             CONSUMER STAPLES (2.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.0%)
     2,000   Fresh Del Monte Produce, Inc.                                                                 57
                                                                                                     --------
             BREWERS (0.2%)
    31,600   Molson Coors Brewing Co. "B"                                                               1,445
                                                                                                     --------
             DRUG RETAIL (0.3%)
    42,100   Walgreen Co.                                                                               1,825
                                                                                                     --------
             FOOD RETAIL (0.0%)
     5,300   Casey's General Stores, Inc.                                                                 218
                                                                                                     --------
             HOUSEHOLD PRODUCTS (0.2%)
    10,400   Central Garden & Pet Co. "A"*                                                                 96
    20,500   Colgate-Palmolive Co.                                                                      1,610
                                                                                                     --------
                                                                                                        1,706
                                                                                                     --------
             HYPERMARKETS & SUPER CENTERS (0.1%)
     8,400   Costco Wholesale Corp.                                                                       628
                                                                                                     --------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.5%)
     6,600   Chiquita Brands International, Inc.*                                                    $    113
     8,000   Hershey Co.                                                                                  419
     7,200   J.M. Smucker Co.                                                                             496
    29,900   Smart Balance, Inc.*                                                                         130
   141,300   Tyson Foods, Inc. "A"                                                                      2,632
                                                                                                     --------
                                                                                                        3,790
                                                                                                     --------
             PERSONAL PRODUCTS (0.2%)
     3,700   Elizabeth Arden, Inc.*                                                                       107
    13,300   Estee Lauder Companies, Inc. "A"                                                           1,256
                                                                                                     --------
                                                                                                        1,363
                                                                                                     --------
             SOFT DRINKS (0.3%)
    30,900   Coca-Cola Co.                                                                              1,975
                                                                                                     --------
             TOBACCO (0.6%)
    29,800   Lorillard, Inc.                                                                            2,288
    33,800   Philip Morris International, Inc.                                                          2,122
     2,500   Universal Corp.                                                                              104
                                                                                                     --------
                                                                                                        4,514
                                                                                                     --------
             Total Consumer Staples                                                                    17,521
                                                                                                     --------
             ENERGY (5.0%)
             -------------
             INTEGRATED OIL & GAS (3.2%)
    74,700   Chevron Corp.(b)                                                                           7,750
    56,200   ConocoPhillips                                                                             4,376
   129,300   Exxon Mobil Corp.(b)                                                                      11,059
                                                                                                     --------
                                                                                                       23,185
                                                                                                     --------
             OIL & GAS DRILLING (0.4%)
    25,800   Helmerich & Payne, Inc.                                                                    1,677
    10,300   Nabors Industries Ltd.*                                                                      293
    31,200   Patterson-UTI Energy, Inc.                                                                   853
                                                                                                     --------
                                                                                                        2,823
                                                                                                     --------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
    16,800   Complete Production Services, Inc.*                                                          484
    22,300   National-Oilwell Varco, Inc.                                                               1,775
     6,600   Oceaneering International, Inc.*                                                             552
    11,200   Oil States International, Inc.*                                                              815
     5,300   Seacor Holdings, Inc.                                                                        502
                                                                                                     --------
                                                                                                        4,128
                                                                                                     --------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       900   Contango Oil & Gas Co.*                                                                       55
    18,200   Devon Energy Corp.                                                                         1,664
    21,200   GMX Resources, Inc.*(a)                                                                      110
    21,800   Noble Energy, Inc.                                                                         2,020
    12,200   W&T Offshore, Inc.                                                                           312
    17,200   Whiting Petroleum Corp.*                                                                   1,124
                                                                                                     --------
                                                                                                        5,285
                                                                                                     --------
             OIL & GAS REFINING & MARKETING (0.2%)
    48,900   Valero Energy Corp.                                                                        1,378
             Total Energy                                                                              36,799
                                                                                                     --------
             FINANCIALS (6.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    69,820   American Capital Ltd.*                                                                       652
    15,800   BlackRock, Inc. "A"                                                                        3,223
    10,500   Franklin Resources, Inc.                                                                   1,319
    39,000   Invesco Ltd. ADR                                                                           1,047

================================================================================

3  | USAA Balanced Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    12,700   Legg Mason, Inc.                                                                        $    460
                                                                                                     --------
                                                                                                        6,701
                                                                                                     --------
             CONSUMER FINANCE (0.4%)
    62,700   Capital One Financial Corp.                                                                3,121
                                                                                                     --------
             DIVERSIFIED BANKS (0.1%)
    16,700   Wells Fargo & Co.(b)                                                                         539
                                                                                                     --------
             LIFE & HEALTH INSURANCE (0.2%)
     4,900   AFLAC, Inc.                                                                                  288
    32,900   Lincoln National Corp.                                                                     1,044
                                                                                                     --------
                                                                                                        1,332
                                                                                                     --------
             MULTI-LINE INSURANCE (0.1%)
     1,000   American National Insurance Co.                                                               81
     7,100   Hartford Financial Services Group, Inc.                                                      210
                                                                                                     --------
                                                                                                          291
                                                                                                     --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   154,000   J.P. Morgan Chase & Co.(b)                                                                 7,190
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (1.1%)
    21,200   Allied World Assurance Co.                                                                 1,308
     5,900   Aspen Insurance Holdings Ltd.                                                                174
     4,300   AXIS Capital Holdings Ltd.                                                                   156
    27,800   Chubb Corp.                                                                                1,687
    17,400   Fidelity National Financial, Inc. "A"                                                        241
       200   Markel Corp.*                                                                                 83
     6,600   Stewart Information Services Corp.                                                            74
    70,400   Travelers Companies, Inc.                                                                  4,219
       180   Wesco Financial Corp.                                                                         71
                                                                                                     --------
                                                                                                        8,013
                                                                                                     --------
             REGIONAL BANKS (1.3%)
     6,600   Cathay General Bancorp                                                                       117
   116,200   Fifth Third Bancorp                                                                        1,696
    45,900   Huntington Bancshares, Inc.                                                                  314
     1,900   International Bancshares Corp.                                                                36
   176,100   KeyCorp                                                                                    1,610
     9,100   M&T Bank Corp.                                                                               801
     3,100   MB Financial, Inc.                                                                            64
     3,000   Pinnacle Financial Partners, Inc.*                                                            48
     2,900   Prosperity Bancshares, Inc.                                                                  118
     2,600   Signature Bank*                                                                              135
   121,100   SunTrust Banks, Inc.                                                                       3,654
    12,900   Susquehanna Bancshares, Inc.                                                                 123
     4,900   Texas Capital Bancshares, Inc.*                                                              124
     7,200   Webster Financial Corp.                                                                      167
     3,000   Wintrust Financial Corp.                                                                     101
                                                                                                     --------
                                                                                                        9,108
                                                                                                     --------
             REINSURANCE (0.1%)
     1,800   Endurance Specialty Holdings Ltd.                                                             89
     2,200   Everest Re Group Ltd.                                                                        195
     5,800   Reinsurance Group of America, Inc. "A"                                                       350
     8,200   Validus Holdings Ltd.                                                                        254
                                                                                                     --------
                                                                                                          888
                                                                                                     --------
             REITs - MORTGAGE (0.0%)
     4,600   Capstead Mortgage Corp.                                                                       60
                                                                                                     --------
             REITs - OFFICE (0.1%)
     8,500   CommonWealth REIT                                                                            244
    23,200   Lexington Realty Trust                                                                       220
     3,400   Parkway Properties, Inc.                                                                      55

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    23,700   Piedmont Office Realty Trust, "A"                                                       $    474
                                                                                                     --------
                                                                                                          993
                                                                                                     --------
             REITs - RETAIL (0.0%)
     1,300   Agree Realty Corp.                                                                            33
     1,200   Getty Realty Corp.                                                                            35
                                                                                                     --------
                                                                                                           68
                                                                                                     --------
             REITs - SPECIALIZED (1.2%)
    56,500   Ashford Hospitality Trust, Inc.*                                                             583
   103,100   HCP, Inc.                                                                                  3,918
    39,400   Hospitality Properties Trust                                                                 906
     8,900   Nationwide Health Properties, Inc.                                                           380
     7,300   Public Storage                                                                               819
    37,200   Rayonier, Inc.                                                                             2,282
                                                                                                     --------
                                                                                                        8,888
                                                                                                     --------
             SPECIALIZED FINANCE (0.3%)
    40,500   NASDAQ OMX Group, Inc.*                                                                    1,159
    43,000   PHH Corp.*                                                                                 1,061
                                                                                                     --------
                                                                                                        2,220
                                                                                                     --------
             THRIFTS & MORTGAGE FINANCE (0.1%)
     8,300   Farmer Mac "C"(a)                                                                            166
    49,100   People's United Financial, Inc.                                                              647
                                                                                                     --------
                                                                                                          813
                                                                                                     --------
             Total Financials                                                                          50,225
                                                                                                     --------
             HEALTH CARE (4.3%)
             ------------------
             BIOTECHNOLOGY (1.0%)
    52,900   Biogen Idec, Inc.*                                                                         3,618
    19,900   Celgene Corp.*                                                                             1,057
    47,200   Cephalon, Inc.*                                                                            2,658
                                                                                                     --------
                                                                                                        7,333
                                                                                                     --------
             HEALTH CARE DISTRIBUTORS (0.5%)
    22,800   AmerisourceBergen Corp.                                                                      864
    59,300   Cardinal Health, Inc.                                                                      2,469
     5,300   McKesson Corp.                                                                               420
     2,600   PharMerica Corp.*                                                                             31
                                                                                                     --------
                                                                                                        3,784
                                                                                                     --------
             HEALTH CARE EQUIPMENT (0.3%)
     6,300   C.R. Bard, Inc.                                                                              616
    26,100   Stryker Corp.                                                                              1,651
                                                                                                     --------
                                                                                                        2,267
                                                                                                     --------
             HEALTH CARE FACILITIES (0.1%)
    29,200   Kindred Healthcare, Inc.*                                                                    728
                                                                                                     --------
             HEALTH CARE SERVICES (0.1%)
     5,500   Quest Diagnostics, Inc.                                                                      312
                                                                                                     --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
     6,600   Affymetrix, Inc.*                                                                             32
    26,100   Thermo Fisher Scientific, Inc.*                                                            1,457
                                                                                                     --------
                                                                                                        1,489
                                                                                                     --------
             MANAGED HEALTH CARE (1.2%)
     6,100   Aetna, Inc.                                                                                  228
    15,200   AMERIGROUP Corp.*                                                                            872
    76,800   Coventry Health Care, Inc.*                                                                2,320
     9,600   Health Net, Inc.*                                                                            283
     3,300   Magellan Health Services, Inc.*                                                              158
   106,700   UnitedHealth Group, Inc.                                                                   4,543

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5  | USAA Balanced Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
     7,500   Universal American Financial Corp.                                                      $    154
                                                                                                     --------
                                                                                                        8,558
                                                                                                     --------
             PHARMACEUTICALS (0.9%)
    12,800   Eli Lilly and Co.                                                                            442
    13,700   Endo Pharmaceuticals Holdings, Inc.*                                                         487
    87,500   Forest Laboratories, Inc.*                                                                 2,835
    15,000   Medicis Pharmaceutical Corp. "A"                                                             481
     4,600   Merck & Co., Inc.                                                                            150
    30,500   Par Pharmaceutical Companies, Inc.*                                                          942
    83,100   ViroPharma, Inc.*(a)                                                                       1,490
                                                                                                     --------
                                                                                                        6,827
                                                                                                     --------
             Total Health Care                                                                         31,298
                                                                                                     --------
             INDUSTRIALS (5.0%)
             ------------------
             AEROSPACE & DEFENSE (1.6%)
    12,000   Ceradyne, Inc.*                                                                              459
     4,000   Ducommun, Inc.                                                                                89
    49,700   General Dynamics Corp.                                                                     3,783
    76,800   Honeywell International, Inc.                                                              4,448
    41,800   Northrop Grumman Corp.(b)                                                                  2,787
                                                                                                     --------
                                                                                                       11,566
                                                                                                     --------
             AIR FREIGHT & LOGISTICS (0.4%)
    41,500   United Parcel Service, Inc. "B"                                                            3,063
                                                                                                     --------
             AIRLINES (0.1%)
     3,000   Alaska Air Group, Inc.*                                                                      178
     8,500   Republic Airways Holdings, Inc.*(a)                                                           54
    31,000   SkyWest, Inc.                                                                                512
                                                                                                     --------
                                                                                                          744
                                                                                                     --------
             BUILDING PRODUCTS (0.0%)
     5,800   Gibraltar Industries, Inc.*                                                                   63
                                                                                                     --------
             COMMERCIAL PRINTING (0.0%)
     2,300   Consolidated Graphics, Inc.*                                                                 126
     6,100   M&F Worldwide Corp.*                                                                         151
                                                                                                     --------
                                                                                                          277
                                                                                                     --------
             CONSTRUCTION & ENGINEERING (0.2%)
     7,700   Dycom Industries, Inc.*                                                                      133
    10,400   EMCOR Group, Inc.*                                                                           332
     9,300   Great Lakes Dredge & Dock Corp.                                                               73
     7,800   Layne Christensen Co.*                                                                       260
     3,400   MasTec, Inc.*                                                                                 63
     4,600   Northwest Pipe Co.*                                                                          109
     6,500   Tutor Perini Corp.                                                                           155
                                                                                                     --------
                                                                                                        1,125
                                                                                                     --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
     2,400   Alamo Group, Inc.                                                                             70
    47,400   Caterpillar, Inc.                                                                          4,879
       700   NACCO Industries, Inc. "A"                                                                    87
                                                                                                     --------
                                                                                                        5,036
                                                                                                     --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       900   EnerSys*                                                                                      32
     8,100   SunPower Corp. "A"*                                                                          138
                                                                                                     --------
                                                                                                          170
                                                                                                     --------
             INDUSTRIAL CONGLOMERATES (0.4%)
     5,100   3M Co.                                                                                       470
    13,100   Carlisle Companies, Inc.                                                                     563
   106,700   General Electric Co.(b)                                                                    2,232

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
        17   Seaboard Corp.                                                                          $     40
                                                                                                     --------
                                                                                                        3,305
                                                                                                     --------
             INDUSTRIAL MACHINERY (0.7%)
    16,500   Danaher Corp.                                                                                835
    22,800   Dover Corp.                                                                                1,465
    12,600   Eaton Corp.                                                                                1,396
    13,800   Parker-Hannifin Corp.                                                                      1,230
     4,300   Watts Water Technologies, Inc. "A"                                                           168
                                                                                                     --------
                                                                                                        5,094
                                                                                                     --------
             RAILROADS (0.6%)
    25,500   CSX Corp.                                                                                  1,904
    14,400   Norfolk Southern Corp.                                                                       944
    18,000   Union Pacific Corp.                                                                        1,718
                                                                                                     --------
                                                                                                        4,566
                                                                                                     --------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
    51,700   Aircastle Ltd.                                                                               625
     9,500   W.W. Grainger, Inc.                                                                        1,265
                                                                                                     --------
                                                                                                        1,890
                                                                                                     --------
             Total Industrials                                                                         36,899
                                                                                                     --------
             INFORMATION TECHNOLOGY (7.8%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
    19,600   Comtech Telecommunications Corp.                                                             530
    15,700   EchoStar Corp. "A"*                                                                          545
    14,700   Emulex Corp.*                                                                                162
     1,900   F5 Networks, Inc.*                                                                           224
     4,300   Harris Corp.                                                                                 200
                                                                                                     --------
                                                                                                        1,661
                                                                                                     --------
             COMPUTER HARDWARE (0.5%)
     9,600   Apple, Inc.*(b)                                                                            3,391
                                                                                                     --------
             COMPUTER STORAGE & PERIPHERALS (1.0%)
   175,900   EMC Corp.*                                                                                 4,786
     5,800   Imation Corp.*                                                                                66
    32,500   Lexmark International, Inc. "A"*                                                           1,220
    44,000   QLogic Corp.*                                                                                795
    20,700   Western Digital Corp.*                                                                       633
                                                                                                     --------
                                                                                                        7,500
                                                                                                     --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    58,500   Computer Sciences Corp.                                                                    2,816
     9,100   Fiserv, Inc.*                                                                                576
    51,600   Visa, Inc. "A"                                                                             3,769
                                                                                                     --------
                                                                                                        7,161
                                                                                                     --------
             ELECTRONIC COMPONENTS (0.7%)
    14,700   AVX Corp.                                                                                    235
   148,800   Corning, Inc.                                                                              3,431
    74,200   Vishay Intertechnology, Inc.*                                                              1,295
                                                                                                     --------
                                                                                                        4,961
                                                                                                     --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     4,900   Agilent Technologies, Inc.*                                                                  206
                                                                                                     --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    10,600   Molex, Inc.                                                                                  296
     8,900   Multi-Fineline Electronix, Inc.*                                                             255
     6,300   Sanmina-SCI Corp.*                                                                            98
                                                                                                     --------
                                                                                                          649
                                                                                                     --------

================================================================================

7  | USAA Balanced Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (0.6%)
    31,600   EarthLink, Inc.                                                                         $    260
     1,100   Google, Inc. "A"*                                                                            675
   111,300   IAC/InterActiveCorp.*(a)                                                                   3,458
                                                                                                     --------
                                                                                                        4,393
                                                                                                     --------
             IT CONSULTING & OTHER SERVICES (1.0%)
     2,200   CACI International, Inc. "A"*                                                                131
    46,000   International Business Machines Corp.                                                      7,446
                                                                                                     --------
                                                                                                        7,577
                                                                                                     --------
             SEMICONDUCTOR EQUIPMENT (0.7%)
   102,000   Applied Materials, Inc.                                                                    1,676
    28,200   KLA-Tencor Corp.                                                                           1,377
    13,100   Lam Research Corp.*                                                                          719
    47,100   Photronics, Inc. (c)*                                                                        421
    45,700   Teradyne, Inc.*                                                                              851
                                                                                                     --------
                                                                                                        5,044
                                                                                                     --------
             SEMICONDUCTORS (0.5%)
    24,200   Analog Devices, Inc.                                                                         965
     6,100   Fairchild Semiconductor International, Inc.*                                                 107
     5,800   International Rectifier Corp.*                                                               186
    19,200   Maxim Integrated Products, Inc.                                                              530
    45,700   ON Semiconductor Corp.*                                                                      510
    27,900   Texas Instruments, Inc.                                                                      994
                                                                                                     --------
                                                                                                        3,292
                                                                                                     --------
             SYSTEMS SOFTWARE (0.9%)
    34,500   CA, Inc.                                                                                     855
   157,700   Microsoft Corp.(b)                                                                         4,191
    85,200   Symantec Corp.*                                                                            1,536
     5,400   Websense, Inc.*                                                                              116
                                                                                                     --------
                                                                                                        6,698
                                                                                                     --------
             TECHNOLOGY DISTRIBUTORS (0.6%)
     2,600   Anixter International, Inc.                                                                  186
    16,700   Arrow Electronics, Inc.*                                                                     655
     3,500   Brightpoint, Inc.*                                                                            44
    50,000   Ingram Micro, Inc. "A"*                                                                      996
    55,800   Tech Data Corp.*                                                                           2,767
                                                                                                     --------
                                                                                                        4,648
                                                                                                     --------
             Total Information Technology                                                              57,181
                                                                                                     --------
             MATERIALS (1.4%)
             ----------------
             ALUMINUM (0.0%)
    21,700   Alcoa, Inc.                                                                                  366
                                                                                                     --------
             DIVERSIFIED CHEMICALS (0.7%)
    36,600   Dow Chemical Co.                                                                           1,360
    67,800   E.I. du Pont de Nemours & Co.                                                              3,720
                                                                                                     --------
                                                                                                        5,080
                                                                                                     --------
             DIVERSIFIED METALS & MINING (0.1%)
     9,500   Freeport-McMoRan Copper & Gold, Inc.                                                         503
                                                                                                     --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
     5,000   Monsanto Co.                                                                                 359
                                                                                                     --------
             GOLD (0.1%)
    13,300   Newmont Mining Corp.                                                                         735
                                                                                                     --------
             PAPER PACKAGING (0.1%)
    57,700   Boise, Inc.                                                                                  518
                                                                                                     --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.2%)
     5,900   Clearwater Paper Corp.*                                                                 $    468
     3,000   Domtar Corp.                                                                                 262
    12,000   KapStone Paper & Packaging Corp.*                                                            206
     6,700   MeadWestvaco Corp.                                                                           197
                                                                                                     --------
                                                                                                        1,133
                                                                                                     --------
             SPECIALTY CHEMICALS (0.2%)
    14,700   Ferro Corp.*                                                                                 234
     1,400   Lubrizol Corp.                                                                               152
     2,700   Minerals Technologies, Inc.                                                                  175
    25,900   OM Group, Inc.*                                                                              912
     1,200   Stepan Co.                                                                                    84
                                                                                                     --------
                                                                                                        1,557
                                                                                                     --------
             Total Materials                                                                           10,251
                                                                                                     --------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.0%)
     2,900   Neutral Tandem, Inc.*                                                                         50
                                                                                                     --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   152,600   Verizon Communications, Inc.                                                               5,634
                                                                                                     --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    21,800   Telephone & Data Systems, Inc.                                                               734
     9,600   USA Mobility, Inc.                                                                           143
                                                                                                     --------
                                                                                                          877
                                                                                                     --------
             Total Telecommunication Services                                                           6,561
                                                                                                     --------
             UTILITIES (1.0%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    41,600   Duke Energy Corp.                                                                            748
    25,400   Exelon Corp.                                                                               1,061
     4,800   PNM Resources, Inc.                                                                           64
                                                                                                     --------
                                                                                                        1,873
                                                                                                     --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    71,400   Genon Energy, Inc.*                                                                          289
   113,800   NRG Energy, Inc.*                                                                          2,275
                                                                                                     --------
                                                                                                        2,564
                                                                                                     --------
             MULTI-UTILITIES (0.4%)
   103,700   Ameren Corp.                                                                               2,899
                                                                                                     --------
             Total Utilities                                                                            7,336
                                                                                                     --------
             Total Common Stocks (cost: $250,794)                                                     287,865
                                                                                                     --------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-------------------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (2.0%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    30,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(d)                 2,742
                                                                                                     --------

================================================================================

9  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                 MARKET
$(000)/                                                                                                 VALUE
SHARES       SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             FINANCIALS (1.6%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
     1,000   US Bancorp, 7.19%, perpetual                                                            $    840
                                                                                                     --------
             LIFE & HEALTH INSURANCE (0.2%)
    65,000   Delphi Financial Group, Inc., 7.38%, perpetual                                             1,576
                                                                                                     --------
             MULTI-LINE INSURANCE (0.3%)
       30    International Lease Finance Corp., 0.61%, perpetual(e)                                     2,400
                                                                                                     --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   100,000   Citigroup Capital XIII, 7.88%, cumulative redeemable, perpetual*                           2,719
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000   Security Capital Assurance Ltd., 6.88%, perpetual*(e)                                         --
                                                                                                     --------
             REINSURANCE (0.6%)
     1,500   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007 -
             3/09/2007; cost $1,533(g)                                                                    750
    $3,500   Swiss Re Capital I, LP, 6.85%, perpetual(d)                                                3,483
                                                                                                     --------
                                                                                                        4,233
                                                                                                     --------
             Total Financials                                                                          11,768
                                                                                                     --------
             GOVERNMENT (0.0%)
             -----------------
             U.S. GOVERNMENT (0.0%)
    40,000   Fannie Mae, 8.25%, perpetual*(h)                                                              81
    40,000   Freddie Mac, 8.38%, perpetual*(h)                                                             77
                                                                                                     --------
             Total Government                                                                             158
                                                                                                     --------
             Total Preferred Securities (cost: $17,463)                                                14,668
                                                                                                     --------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
             EQUITY EXCHANGE-TRADED FUNDS (18.6%)

             EXCHANGE-TRADED FUNDS (18.6%)
             -----------------------------
 1,138,743   iShares MSCI EAFE Index Fund(b)                                                           70,090
    64,285   iShares Russell 2000 Index Fund                                                            5,289
     7,586   SPDR Trust Series 1                                                                        1,010
   275,183   Vanguard Dividend Appreciation Index Fund                                                 15,190
   967,401   Vanguard Emerging Market ETF                                                              44,897
                                                                                                     --------
             Total Exchange-Traded Funds                                                              136,476
                                                                                                     --------
             Total EQUITY EXCHANGE-TRADED FUNDS (cost: $135,996)                                      136,476
                                                                                                     --------
             Total Equity Securities (cost: $404,253)                                                 439,009
                                                                                                     --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                   RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             BONDS (37.2%)

             CORPORATE OBLIGATIONS (19.8%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             DRUG RETAIL (0.4%)
    $3,000   CVS Caremark Corp.                                         6.30%        6/01/2037       $  2,956
                                                                                                     --------
             ENERGY (1.2%)
             -------------
             OIL & GAS DRILLING (0.4%)
     1,500   Transocean, Inc.                                           1.50        12/15/2037          1,507
     1,000   Transocean, Inc.                                           1.50        12/15/2037            985
                                                                                                     --------
                                                                                                        2,492
                                                                                                     --------
             OIL & GAS STORAGE & TRANSPORTATION (0.8%)
     3,059   Enbridge Energy Partners, LP                               8.05        10/01/2037          3,263
     1,000   Enterprise Products Operating, LP                          7.00         6/01/2067          1,000
     2,000   Southern Union Co.                                         7.20        11/01/2066          1,890
                                                                                                     --------
                                                                                                        6,153
                                                                                                     --------
             Total Energy                                                                               8,645
                                                                                                     --------
             FINANCIALS (14.5%)
             ------------------
             CONSUMER FINANCE (0.8%)
     3,000   American Express Co.                                     6.80         9/01/2066            3,072
     3,000   Capital One Financial Corp.                              7.69         8/15/2036            3,116
                                                                                                     --------
                                                                                                        6,188
                                                                                                     --------
             DIVERSIFIED BANKS (1.1%)
     1,000   Emigrant Bancorp, Inc.(d)                                6.25         6/15/2014              834
     2,500   First Tennessee Bank, N.A.                               5.65         4/01/2016            2,579
     2,000   USB Realty Corp.(d)                                      6.09                 -(i)         1,618
     3,000   Wells Fargo Capital XIII                                 7.70                 -(i)         3,098
                                                                                                     --------
                                                                                                        8,129
                                                                                                     --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
     3,000   Goldman Sachs Capital II                                 5.79                 -(i)         2,595
                                                                                                     --------
             LIFE & HEALTH INSURANCE (1.9%)
     3,000   Great-West Life & Annuity Insurance Co.(d)               7.15         5/16/2046            3,105
     3,000   Lincoln National Corp.                                   7.00         5/17/2066            3,015
     1,000   MetLife Capital Trust X(d)                               9.25         4/08/2038            1,215
     1,000   MetLife, Inc.                                           10.75         8/01/2039            1,386
     2,000   Prudential Financial, Inc.                               8.88         6/15/2038            2,350
     3,000   StanCorp Financial Group, Inc.(b)                        6.90         6/01/2067            2,884
                                                                                                     --------
                                                                                                       13,955
                                                                                                     --------
             MULTI-LINE INSURANCE (1.6%)
     3,500   Genworth Financial, Inc.                                 6.15        11/15/2066            2,778
     4,000   Glen Meadow(d)                                           6.51         2/12/2067            3,580
     2,000   ILFC E-Capital Trust II(d)                               6.25        12/21/2065            1,750
     4,000   Nationwide Mutual Insurance Co.(d)                       5.81        12/15/2024            3,786
                                                                                                     --------
                                                                                                       11,894
                                                                                                     --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
     2,000   BankAmerica Capital III                                  0.87(j)      1/15/2027            1,487
     1,500   BankBoston Capital Trust IV                              0.90(j)      6/08/2028            1,116
     1,000   First Republic Bank Corp.                                7.75         9/15/2012            1,070
     2,000   General Electric Capital Corp.                           6.38(j)     11/15/2067            2,055
     1,000   General Electric Capital Corp.                           6.38(j)     11/15/2067            1,028

================================================================================

11  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                   RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $2,500   JPMorgan Chase & Co. Capital XXI                          1.25%(j)     2/02/2037        $  2,000
                                                                                                     --------
                                                                                                        8,756
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (2.9%)
     2,500   Alleghany Corp.                                           5.63         9/15/2020           2,545
     3,000   Allstate Corp.                                            6.13         5/15/2037           3,075
     2,000   Chubb Corp.                                               6.38         3/29/2067           2,125
     1,500   Fund American Companies, Inc.(b)                          5.88         5/15/2013           1,570
     2,500   Ironshore Holdings, Inc.(d)                               8.50         5/15/2020           2,635
     3,000   Progressive Corp.                                         6.70         6/15/2037           3,211
     1,000   RLI Corp.(b)                                              5.95         1/15/2014           1,043
     2,500   Travelers Companies, Inc.                                 6.25         3/15/2037           2,603
     2,500   White Mountains Re Group Ltd.(d)                          6.38         3/20/2017           2,567
                                                                                                     --------
                                                                                                       21,374
                                                                                                     --------
             REGIONAL BANKS (3.0%)
     1,000   Cullen/Frost Bankers, Inc.(b)                             5.75         2/15/2017             976
     3,500   Fifth Third Capital Trust IV                              6.50         4/15/2037           3,439
       500   First Empire Capital Trust I                              8.23         2/01/2027             508
     1,000   First Maryland Capital Trust I                            1.30(j)      1/15/2027             763
     2,000   Fulton Capital Trust I                                    6.29         2/01/2036           1,725
     3,000   Huntington Capital III                                    6.65         5/15/2037           2,911
     2,000   Manufacturers & Traders Trust Co.                         5.63        12/01/2021           1,971
     1,000   National City Preferred Capital Trust I                  12.00                 -(i)        1,129
     2,000   PNC Preferred Funding Trust(d)                            6.52                 -(i)        1,643
     1,000   Susquehanna Bancshares, Inc.                              2.12(j)      5/01/2014             879
     1,500   Susquehanna Capital II                                   11.00         3/23/2040           1,665
     1,000   TCF National Bank                                         5.50         2/01/2016             963
     3,500   Webster Capital Trust IV                                  7.65         6/15/2037           3,509
                                                                                                     --------
                                                                                                       22,081
                                                                                                     --------
             REINSURANCE (0.6%)
     1,000   Alterra Finance, LLC                                      6.25         9/30/2020           1,004
     1,500   Max USA Holdings Ltd.(d)                                  7.20         4/14/2017           1,524
     1,500   Platinum Underwriters Finance, Inc.(b)                    7.50         6/01/2017           1,556
                                                                                                     --------
                                                                                                        4,084
                                                                                                     --------
             REITs - OFFICE (0.4%)
     2,925   Brandywine Operating Partnership, LP                      5.70         5/01/2017           3,053
                                                                                                     --------
             REITs - RETAIL (0.4%)
     2,000   Developers Diversified Realty Corp.                       5.38        10/15/2012           2,072
     1,000   New Plan Excel Realty Trust, Inc., acquired
               2/20/2009; cost $340(g)                                 7.68        11/02/2026             887
                                                                                                     --------
                                                                                                        2,959
                                                                                                     --------
             REITs - SPECIALIZED (0.2%)
     1,500   Ventas Realty, LP                                         6.75         4/01/2017           1,593
                                                                                                     --------
             Total Financials                                                                         106,661
                                                                                                     --------
             INDUSTRIALS (0.6%)
             ------------------
             AIRLINES (0.2%)
     1,091   America West Airlines, Inc. Pass-Through Trust (INS)      7.93         1/02/2019           1,137
                                                                                                     --------
             RAILROADS (0.4%)
     3,000   BNSF Funding Trust I                                      6.61        12/15/2055           3,128
                                                                                                     --------
             Total Industrials                                                                          4,265
                                                                                                     --------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             SEMICONDUCTORS (0.3%)
     2,000   Intel Corp.                                               2.95        12/15/2035           2,108
                                                                                                     --------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                   RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             UTILITIES (2.8%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
     $ 802   Cedar Brakes II, LLC(d)                                   9.88%        9/01/2013        $    848
     1,000   FPL Group Capital, Inc.                                   6.35        10/01/2066             980
     1,000   FPL Group Capital, Inc.                                   6.65         6/15/2067             996
     1,000   FPL Group Capital, Inc.                                   7.30(j)      9/01/2067           1,044
       213   Oglethorpe Power Corp.                                    6.97         6/30/2011             214
     3,512   PPL Capital Funding, Inc.                                 6.70         3/30/2067           3,455
     1,990   Texas Competitive Electric Holdings Co., LLC              3.80(j)     10/10/2014           1,678
       987   Texas Competitive Electric Holdings Co., LLC(k)           3.80(j)     10/10/2014             831
                                                                                                     --------
                                                                                                       10,046
                                                                                                     --------
             MULTI-UTILITIES (1.4%)
     2,500   Dominion Resources, Inc.                                  7.50         6/30/2066           2,603
       500   Dominion Resources, Inc.                                  6.30         9/30/2066             489
     3,042   Integrys Energy Group, Inc.                               6.11        12/01/2066           2,962
     1,325   Puget Sound Energy, Inc.                                  6.97         6/01/2067           1,316
     3,000   Wisconsin Energy Corp.                                    6.25         5/15/2067           3,000
                                                                                                     --------
                                                                                                       10,370
                                                                                                     --------
             Total Utilities                                                                           20,416
                                                                                                     --------
             Total Corporate Obligations (cost: $121,496)                                             145,051
                                                                                                     --------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.0%)

             ENERGY (0.6%)
             -------------
             OIL & GAS DRILLING (0.1%)
       493   Delek & Avner-Yam Tethys Ltd.(d)                          5.33         8/01/2013             495
                                                                                                     --------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     3,500   TransCanada Pipelines Ltd.(b)                             6.35         5/15/2067           3,562
                                                                                                     --------
             Total Energy                                                                               4,057
                                                                                                     --------
             FINANCIALS (1.9%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
     2,000   BayernLB Capital Trust l                                  6.20                 -(i)        1,040
     1,000   Landsbanki Islands hf, acquired 10/12/2007;
                cost $1,000(d),(e),(f),(g)                             7.43                 -(i)           --
                                                                                                     --------
                                                                                                        1,040
                                                                                                     --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
     2,000   Brookfield Asset Management, Inc.                         5.80         4/25/2017           2,066
                                                                                                     --------
             MULTI-LINE INSURANCE (1.1%)
     2,533   AXA S.A.                                                  3.67(j)              -(i)        1,735
     1,500   AXA S.A.                                                  3.68(j)              -(i)        1,087
     3,650   Oil Insurance Ltd.(d)                                     7.56                 -(i)        3,464
     2,000   ZFS Finance USA Trust II(d)                               6.45        12/15/2065           2,060
                                                                                                     --------
                                                                                                        8,346
                                                                                                     --------
             PROPERTY & CASUALTY INSURANCE (0.4%)
     3,000   QBE Insurance Group Ltd.(d)                               5.65         7/01/2023           2,814
                                                                                                     --------
             REGIONAL BANKS (0.0%)
     2,000   Glitnir Banki hf, acquired 9/11/2006 and
                10/18/2006; cost $2,034(d),(e),(f),(g)                 7.45                 -(i)           --
                                                                                                     --------
             Total Financials                                                                          14,266
                                                                                                     --------

================================================================================

13  | USAA Balanced Strategy Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                   RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (0.4%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.4%)
    $3,000   Hutchison Whampoa Ltd.(d)                                 6.00%                -(i)     $  3,037
                                                                                                     --------
             MATERIALS (0.1%)
             ----------------
             DIVERSIFIED METALS & MINING (0.1%)
       571   Glencore Finance S.A.                                     8.00                 -(i)          578
                                                                                                     --------
             Total Eurodollar and Yankee Obligations (cost: $24,745)                                   21,938
                                                                                                     --------
             ASSET-BACKED SECURITIES (0.8%)

             FINANCIALS (0.8%)
             -----------------
             ASSET-BACKED FINANCING (0.8%)
        50   Aerco Ltd.(d)                                             0.79(j)      7/15/2025              47
     1,500   AESOP Funding II, LLC(d)                                  9.31        10/20/2013           1,652
     1,500   Credit Acceptance Auto Loan Trust(d)                      5.68         5/15/2017           1,551
       597   Prestige Auto Receivables Trust "A"(d)                    5.67         4/15/2017             608
     2,000   SLM Student Loan Trust                                    0.75         7/15/2036           1,346
       859   SLM Student Loan Trust                                    0.85(j)     10/25/2038             704
                                                                                                     --------
             Total Financials                                                                           5,908
                                                                                                     --------
             Total Asset-Backed Securities (cost: $5,711)                                               5,908
                                                                                                     --------
             COMMERCIAL MORTGAGE SECURITIES (9.2%)

             FINANCIALS (9.2%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.2%)
     1,000   Banc of America Commercial Mortgage, Inc.                 5.26(j)     11/10/2042             765
     1,205   Banc of America Commercial Mortgage, Inc.                 4.95         7/10/2043           1,237
     3,000   Banc of America Commercial Mortgage, Inc.                 5.81         7/10/2044           3,104
     2,000   Banc of America Commercial Mortgage, Inc.                 5.77(j)      5/10/2045           2,126
     2,700   Banc of America Commercial Mortgage, Inc.                 5.46         9/10/2045           2,674
     2,643   Banc of America Commercial Mortgage, Inc.(k)(b)           5.18        10/10/2045           2,727
     1,000   Banc of America Commercial Mortgage, Inc.                 5.68         7/10/2046           1,061
     2,429   Banc of America Commercial Mortgage, Inc.(b)              5.35(j)      9/10/2047           2,540
     2,841   Banc of America Commercial Mortgage, Inc.(d)              6.14         9/10/2047           2,968
     2,000   BCRR Trust(d)                                             5.86         7/17/2040           1,934
       152   Bear Stearns Commercial Mortgage Securities, Inc.         4.00         3/13/2040             155
     1,000   Bear Stearns Commercial Mortgage Securities, Inc.         5.69         6/11/2050           1,079
     1,000   Citigroup Commercial Mortgage Trust                       5.40(j)      7/15/2044           1,038
     2,000   Citigroup Commercial Mortgage Trust                       6.10        12/10/2049           2,134
     3,000   Commercial Mortgage Loan Trust(b)                         6.02(j)     12/10/2049           3,109
     1,000   Commercial Mortgage Loan Trust                            5.54        12/11/2049             978
     1,000   Credit Suisse Commercial Mortgage Trust                   6.02         6/15/2038           1,093
     3,000   Credit Suisse Commercial Mortgage Trust                   6.43         2/15/2041           3,232
     1,000   Credit Suisse First Boston Mortgage Securities Corp.(d)   5.02         1/15/2037             927
     1,000   Credit Suisse First Boston Mortgage Securities Corp.      5.10         8/15/2038           1,002
     1,329   G-Force, LLC(d)                                           5.16        12/25/2039           1,357

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                   RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
    $1,000   GE Capital Commercial Mortgage Corp.                      5.33%(j)    11/10/2045        $    610
     1,000   GE Capital Commercial Mortgage Corp.                      5.61        12/10/2049             928
     1,000   GMAC Commercial Mortgage Securities, Inc.                 4.75         5/10/2043           1,023
     1,000   GMAC Commercial Mortgage Securities, Inc.(b)              4.81         5/10/2043             973
        18   Government Lease Trust(d)                                 6.48         5/18/2011              19
     1,000   GS Mortgage Securities Corp. II(b)                        4.78         7/10/2039           1,001
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(b)                                    4.82         9/12/2037           1,016
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                       4.99         9/12/2037             997
     1,500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(b)                                    5.81         6/12/2043           1,625
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                       5.33(j)     12/15/2044             773
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                       5.33(j)     12/15/2044             726
     1,500   Merrill Lynch Mortgage Trust                              5.24(j)     11/12/2037           1,553
     2,000   Merrill Lynch Mortgage Trust                              5.38         8/12/2048           2,103
     1,000   Merrill Lynch Mortgage Trust                              5.83(j)      6/12/2050           1,088
     2,000   Merrill Lynch Mortgage Trust                              5.69         2/12/2051           2,146
     1,000   ML-CFC Commercial Mortgage Trust                          5.42         8/12/2048             952
     1,500   ML-CFC Commercial Mortgage Trust                          6.16(j)      8/12/2049           1,545
     1,500   ML-CFC Commercial Mortgage Trust                          5.70         9/12/2049           1,626
       878   Morgan Stanley Capital I, Inc.                            5.15         8/13/2042             733
       723   Morgan Stanley Capital I, Inc.                            5.17         8/13/2042             503
     2,000   Morgan Stanley Capital I, Inc.                            5.81        12/12/2049           2,179
     2,000   Morgan Stanley Capital I, Inc.                            4.77         7/15/2056           1,994
     2,000   Prudential Mortgage Capital Funding, LLC(b)               6.76         5/10/2034           2,008
     2,000   Wachovia Bank Commercial Mortgage Trust                   5.42         1/15/2045           2,154
                                                                                                     --------
             Total Financials                                                                          67,515
                                                                                                     --------
             Total Commercial Mortgage Securities (cost: $50,670)                                      67,515
                                                                                                     --------
             U.S. TREASURY SECURITIES (4.1%)

             BONDS (4.1%)
    18,000   4.25%, 11/15/2040                                                                         17,269
    12,000   4.67%, 5/15/2040                                                                           2,981
     9,000   4.75%, 2/15/2041                                                                           9,387
                                                                                                     --------
             Total Bonds                                                                               29,637
                                                                                                     --------
             Total U.S. Treasury Securities (cost: $30,110)                                            29,637
                                                                                                     --------
             MUNICIPAL BONDS (0.3%)

             CASINOS & GAMING (0.2%)
     2,000   Mashantucket (Western) Pequot Tribe, acquired
                7/29/2005; cost $2,000(d),(f),(g)                      5.91         9/01/2021             782
       760   Seneca Nation of Indians Capital Improvements Auth.       6.75        12/01/2013             747
                                                                                                     --------
                                                                                                        1,529
                                                                                                     --------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
       810   Erie County Tobacco Asset Securitization Corp.            6.00         6/01/2028             689
                                                                                                     --------
             Total Municipal Bonds (cost: $3,544)                                                       2,218
                                                                                                     --------
             Total Bonds (cost: $236,276)                                                             272,267
                                                                                                     --------

================================================================================

15  | USAA Balanced Strategy Fund

================================================================================

                                                                                                       MARKET
NUMBER OF                                                                                               VALUE
SHARES       SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS (1.8%)
13,548,870   State Street Institutional Liquid Reserve Fund,
                0.21%(c),(l) (cost: $13,549)                                                         $ 13,549
                                                                                                     --------
PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.3%)

             REPURCHASE AGREEMENTS (0.1%)
      $179   Credit Suisse First Boston LLC, 0.19%, acquired on 2/28/2011 and due 3/01/2011 at $179 (collateralized by $185 of Fannie Mae(m),(+), 1.00%, due 4/04/2012;
                market value $187)                                                                        179
       441   Deutsche Bank Securities, Inc., 0.19%, acquired on 2/28/2011 and due 3/01/2011 at $441 (collateralized by $455 of Federal Home Loan(m),(+), 2.55%, due
                2/08/2016; market value $454)                                                             441
                                                                                                     --------
             Total Repurchase Agreements                                                                  620
                                                                                                     --------

NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.2%)
     7,401   Blackrock Liquidity Funds TempFund,
                0.15%(l)                                                                                    7
 1,557,013   Fidelity Institutional Money Market Portfolio,
                0.21%(l)                                                                                1,557
                                                                                                     --------
             Total Money Market Funds                                                                   1,564
                                                                                                     --------
             Total Short-term Investments Purchased With Cash Collateral From Securities Loaned
             (cost: $2,184)                                                                             2,184
                                                                                                     --------

             TOTAL INVESTMENTS (COST: $656,262)                                                      $727,009
                                                                                                     ========

NUMBER OF
CONTRACTS
-------------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
         5   Put - iShares MSCI EAFE Index expiring April 16, 2011 at 60                                   56
        18   Put - iShares MSCI EAFE Index expiring March 19, 2011 at 58                                    47
        16   Put - iShares MSCI Emerging Market Index expiring March 19, 2011 at 44                        50
         3   Put - S&P 500 Index expiring March 19, 2011 at 1260                                          136
         1   Put - S&P 500 Index expiring March 19, 2011 at 1300                                           92
                                                                                                     --------

             TOTAL PURCHASED OPTIONS (COST: $1,033)                                                  $    381
                                                                                                     ========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NUMBER                                                                                                 MARKET
OF                                                                                                      VALUE
CONTRACTS    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             WRITTEN OPTIONS (0.0%)
       (8)   Call - iShares MSCI EAFE Index expiring March 19, 2011 at 62                            $    (56)
      (15)   Call - iShares MSCI EAFE Index Expiring March 19, 2011 at 63                                 (46)
       (1)   Call - S&P 500 Index expiring March 19, 2011 at 1350                                         (31)
       (3)   Call - S&P 500 Index expiring March 19, 2011 at 1360                                         (84)
      (18)   Put - iShares MSCI EAFE Index expiring March 19, 2011 at 54                                  (18)
      (15)   Put - iShares MSCI Emerging Market Index expiring March 19, 2011 at 41                        (7)
       (4)   Put - S&P 500 Index expiring March 19, 2011 at 1180                                          (49)
                                                                                                     --------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $545)                                         $   (291)
                                                                                                     ========

                                                                                                 UNREALIZED
 NUMBER OF                                                                     CONTRACT         APPRECIATION/
 CONTRACTS                                                  EXPIRATION          VALUE          (DEPRECIATION)
LONG/(SHORT)                                                   DATE             (000)              (000)
-------------------------------------------------------------------------------------------------------------
             FUTURES (1.0%)(h)
         8   Russell 2000 Mini Index Futures                 3/18/2011             658                     11
        97   S&P 500 E-Mini Index Futures                    3/18/2011           6,432                    100
                                                                                                     --------

             TOTAL FUTURES                                                                           $    111
                                                                                                     ========

================================================================================

17  | USAA Balanced Strategy Fund

================================================================================


($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                                 $287,865       $     --          $   --     $287,865
  PREFERRED SECURITIES                                --         12,268           2,400       14,668
  EQUITY EXCHANGE-TRADED FUNDS                   136,476             --              --      136,476
BONDS:
  CORPORATE OBLIGATIONS                               --        145,051              --      145,051
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                         --         21,938              --       21,938
  ASSET-BACKED SECURITIES                             --          5,908              --        5,908
  COMMERCIAL MORTGAGE SECURITIES                      --         67,515              --       67,515
  U.S. TREASURY SECURITIES                        29,637             --              --       29,637
  MUNICIPAL BONDS                                     --          2,218              --        2,218
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                              13,549             --              --       13,549
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                               --            620              --          620
  MONEY MARKET FUNDS                               1,564             --              --        1,564
PURCHASED OPTIONS                                    381             --              --          381
FUTURES                                              111             --              --          111
----------------------------------------------------------------------------------------------------
TOTAL                                           $469,583       $255,518          $2,400     $727,501
----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
LIABILITIES                                 LIABILITIES       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                            $        (291)   $        --    $         --     $   (291)
----------------------------------------------------------------------------------------------------
Total                                      $        (291)   $        --    $         --     $   (291)
----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                        PREFERRED
                                                                           STOCKS
---------------------------------------------------------------------------------
Balance as of May 31, 2010                                                $2,400
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                             -
Net purchases (sales)                                                          -
Transfers in and/or out of Level 3                                             -
---------------------------------------------------------------------------------
Balance as of February 28, 2011                                           $2,400
---------------------------------------------------------------------------------

For the period of June 1, 2010 through February 28, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

19  | USAA Balanced Strategy Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

8. Repurchase agreements are valued at cost, which approximates market value.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A7, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at February 28, 2011, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

21  | USAA Balanced Strategy Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of February 28, 2011, was approximately $2,076,000.

H. As of February 28, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2011, were $83,581,000 and $13,484,000, respectively, resulting in net unrealized appreciation of $70,097,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $732,654,000 at February 28, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.0% of net assets at February 28, 2011.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

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23  | USAA Balanced Strategy Fund

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EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT       Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the
           S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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                                         Notes to Portfolio of Investments |  24

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SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of February 28, 2011.
(b) At February 28, 2011, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2011.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Security was fair valued at February 28, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2011, was $2,420,000, which represented 0.3% of the Fund's net assets.
(h) Cash with a value of $727,000 is segregated as collateral for initial margin requirements on open futures contracts.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2011.
(k) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at February 28, 2011.
(m) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
*    Non-income-producing security.

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25  | USAA Balanced Strategy Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      April 25, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       April 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       April 26, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.